Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of basic earnings per share

	2024	2023	2022
Profit attributable to the Parent	13,365,506	9,449,313	14,287,093

Earnings per share (in Reais BRL)
Basic Profit per 1,000 shares (in Reais - BRL)
Common shares	1,708.02	1,208.83	1,831.43
Preferred shares	1,878.82	1,329.71	2,014.57
Net Profit attributable - Basic (in Reais BRL)
Common shares	6,488,760	4,587,598	6,936,588
Preferred shares	6,876,746	4,861,715	7,350,505

Weighted average shares outstanding (in thousands) - Basic
Common shares	3,799,003	3,795,082	3,787,533
Preferred shares	3,660,144	3,656,223	3,648,674

Schedule of diluted earning per share

	2024	2023	2022
Profit attributable to the Parent	13,365,506	9,449,313	14,287,093

Earnings per share (in Reais - BRL)
Diluted earnings per 1,000 shares (in Reais - BRL) (1)
Common shares	1,708.02	1,208.83	1,831.43
Preferred shares	1,878.82	1,329.71	2,014.57
Net Profit attributable - Basic (in Reais - BRL) (1)
Common shares	6,488,760	4,587,598	6,936,588
Preferred shares	6,876,746	4,861,715	7,350,505

Weighted average shares outstanding (in thousand) - Diluted
Common shares	3,799,003	3,795,082	3,787,533
Preferred shares	3,660,144	3,656,223	3,648,674
(1)	Since the exercise price of the benefit programs presents an average, in the periods presented, are higher than the average market price of the shares, its its dilutive effect are not computed.